Sharyland Asset Exchange (Narrative) (Details) $ in Millions		2 Months Ended	12 Months Ended
	Nov. 09, 2017 USD ($) mi customer item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Cash paid			$ 25
Sharyland Merger Agreement [Member]
Business Acquisition [Line Items]
Transmission of assets	$ 383
Miles of assets transferred | mi	258
Number of assets transferred in circuit miles | mi	517
Number of transmission lines transferred | item	345
Cash paid	$ 25
Purchase price	$ 408
Number of customers acquired | customer	55,000
Distribution revenues		$ 12